DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Discontinued Operations
DISCONTINUED OPERATIONS

3.	DISCONTINUED OPERATIONS

On July 28, 2023, the Company’s board of directors had approved the Sale and Purchase Agreement (“SPA") with Feishang Group. Pursuant to the SPA, the Company agreed to sell 100% equity interest of Precise Space-Time Technology Limited ("PSTT") to Feishang Group, together with PSTT's outstanding payable owed to the Company, for consideration of approximately CNY95,761 comprising: (i) CNY-34,197, the fair value of 100% equity interest of PSTT as determined by the independent valuation report dated July 28, 2023. (ii) CNY129,958, the book value of PSTT's outstanding payable owed to the Company (referred as Disposal of PSTT). PSTT operated the wastewater treatment segment. After the disposal, the Company will not operate any wastewater treatment business and will continue operating its exploration and mining business.

The disposal of PSTT was accounted for as an equity transaction of entities under common control. The consideration received by the Company for the disposal has been accounted for as a deemed contribution from the controlling shareholder in the consolidated statement of changes in equity. The assets and liabilities of the wastewater treatment transferred to Mr. Li Feilie were accounted for as a deemed distribution to the controlling shareholder on the closing date of the transaction.

The results of PSTT for the period is presented below.

For the period from January 1, 2023 to July 28, 2023
CNY
Revenue	12,748
Cost of sales	(5,872)
Gross profit	6,876
Selling and distribution expenses	(442)
Administrative expenses	(5,699)
Other income	142
Impairment losses on financial assets	(9,931)
Finance costs	(1,906)
Finance income	8,785

LOSS BEFORE INCOME TAX	(2,175)

Income tax expense	(1,931)

LOSS FOR THE PERIOD FROM THE DISCONTINUED OPERATIONS	(4,106)
Attributable to:
Owners of the company	(5,504)
Non-controlling interests	1,398

The net cash flows incurred by PSTT are as follows:

For the period from January 1, 2023 to July 28, 2023
CNY
Operating activities	15,162
Investing activities	(12)
Financing activities	(3,378)
Net foreign exchange difference	33
Net increase in cash and cash equivalents	11,805

Loss per share
– Basic, from the discontinued operations	(5.35)
– Diluted, from the discontinued operations	(5.35)

The calculations of basic and diluted earnings per share from discontinued operations are based on:

For the period from January 1, 2023 to July 28, 2023
CNY
Loss for the period attributable to owners of the Company from discontinued operations	(5,504)
Weighted average number of ordinary shares in issue during the period used in the basic and diluted earnings per share calculation (Note 8)	1,027,832